Shareholder's Equity (Details Textual) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2012 Stock Purchase Plan [Member]	Dec. 31, 2012 Profit Sharing Plan [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2008 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Apr. 30, 2010 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Jun. 22, 2010 Series B Preferred Stock [Member]
Shareholders Equity (Textual) [Abstract]
Reserved common shares for issuance			1,500,000	742,500
Common shares issued as a result of employee participation, aggregate			757,551	172,949
Fixed Rate Cumulative Perpetual Preferred Stock Issued					2,000	2,000	2,000	2,000
Preferred stock par value per share					$ 0.10	$ 0.10	$ 0.10	$ 0.10
Warrant expiry period					10 years
Warrant to purchase shares of common stock					589,625
Common stock exercise price per share					$ 6.36	$ 6.36
Initially quarterly dividends paid at annual rate					5.00%
Increase in dividend after five years					9.00%
Preferred Stock, Liquidation Preference					$ 25,000	$ 25,000
Reduced dividend per share in third quarter of 2008						$ 0.01
Dividend Payment Remitted							6,614,000
Mandatorily Convertible Nonvoting Preferred Stock offered									50,000,000
Tier 1 risk-based equity, net of issuance costs									$ 47,100,000
Common shares issued for convertible preferred stock	94,875,645	94,693,002									34,465,000
Duration after which, preferred stock dividend rate increases	5 years
Number of days after shareholder's approval, for conversion of preferred stock										5 days
Shareholders equity (Additional Textual) [Abstract]
Common stock, number of voting rights per share	1
Treasury stock, shares issued	0	10,000
Total risk-based capital ratio	12.00%
Tier 1 Capital (to adjusted average assets), Ratio	8.50%